Schedule of Property, Plant and Equipment (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1	$ 1,603,509
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2	652,507
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3	159,742,109
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4	36,072,569
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5	(54,630,755)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6	0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7	67,365,361
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8	22,747,000
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9	(3,233,831)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10	(1,071,011)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11	1,356,144
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12	1,140,086
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13	172,202,537
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14	59,541,151
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15	(14,491,277)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16	(11,661,124)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 17	157,711,260
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 18	47,880,027
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 19	2,877,994
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 20	145,987,128
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 21	160,589,254
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 22	$ 193,867,155